FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition

December 31, 2021	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	2,864,543	—	—	2,864,543
Restricted cash	80,800	—	—	80,800
Loans at fair value	—	—	73,734	73,734
Available-for-sale investments	88,987	47,000	41,373	177,360
Total Assets	3,034,330	47,000	115,107	3,196,437
Liabilities
Payable to investors at fair value (Note 1)	—	—	93,109	93,109
Total Liabilities	—	—	93,109	93,109

December 31, 2022	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	4,271,899	—	—	4,271,899
Restricted cash	88,796	—	—	88,796
Loans at fair value	—	—	54,049	54,049
Available-for-sale investments	48,910	888,828	35,000	972,738
Total Assets	4,409,605	888,828	89,049	5,387,482
Liabilities
Payable to investors at fair value (Note 1)	—	—	4,603	4,603
Total Liabilities	—	—	4,603	4,603

Summary of significant unobservable inputs

		December 31, 2021	December 31, 2022
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	28.9%-36.0%	14.0%-36.0%
	Net cumulative expected loss rates (1)	4.8%-31.5%	1.5%-12.1%
	Cumulative prepayment rates (2)	12.6%-27.3%	10.4%-18.3%
Payable to investors at fair value	Discount rates	7.1%-8.6%	7.5%-8.6%
(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

Schedule of additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis

Loans At Fair
Value
RMB
Balance as of December 31, 2020	192,156
Origination of loans	60,201
Collection of principals	(125,969)
Change in fair value	(52,654)

Balance as of December 31, 2021	73,734

Changes in fair value related to balance outstanding as of December 31, 2021	(14,168)

Loans At Fair
Value
RMB
Balance as of December 31, 2021	73,734
Origination of loans	56,147
Collection of principals	(92,673)
Change in fair value	16,841

Balance as of December 31, 2022	54,049

Changes in fair value related to balance outstanding as of December 31, 2022	(4,696)

4.    Fair Value of Assets and Liabilities — continued

Significant Unobservable Inputs — continued

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2020	52,623
Contribution from investors of the consolidated ABFE	657
Interest and penalties received	36,760
Deductible expenses associated with the consolidated ABFE operation	(6,995)
Principal and interest payments to investors of the consolidated ABFE	(84,098)
Changes in fair value	(15,211)
Amount due to related parties (Note 1)	66,950

Balance as of December 31, 2021	50,686

Changes in fair value related to balance outstanding as of December 31, 2021	(15,211)

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2021	50,686
Contribution from investors of the consolidated ABFE	—
Interest and penalties received	11,249
Deductible expenses associated with the consolidated ABFE operation	(5,216)
Principal and interest payments to investors of the consolidated ABFE	(92,480)
Changes in fair value	(2,059)
Amount due to related parties (Note 1)	37,820

Balance as of December 31, 2022	—

Changes in fair value related to balance outstanding as of December 31, 2022	(461)

Note 1: Among the investors of the ABFE, RMB42,423 and RMB4,603 are recorded as amount due to related parties as of December 31, 2021 and 2022, respectively.